UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               JAMES G. WHETZEL
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  JUNE 30, 2013


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2013


[LOGO OF USAA]
   USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

 =======================================================

         SEMIANNUAL REPORT
         USAA TARGET RETIREMENT FUNDS
         JUNE 30, 2013

 =======================================================

             TARGET RETIREMENT INCOME FUND

             TARGET RETIREMENT 2020 FUND

             TARGET RETIREMENT 2030 FUND

             TARGET RETIREMENT 2040 FUND

             TARGET RETIREMENT 2050 FUND

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

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PRESIDENT'S MESSAGE

"...[W]E BELIEVE THE MARKETS WILL FIND
A WAY TO MANAGE WITHOUT THE FED'S                  [PHOTO OF DANIEL S. McNAMARA]
QUANTITATIVE EASING PROGRAMS, AS THEY
HAVE FOR MOST OF THE LAST 100 YEARS."

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JULY 2013

The power of market psychology was on display during the reporting period as investors interpreted and then reinterpreted previously misinterpreted comments by Federal Reserve (the Fed) Chairman Ben Bernanke. At first, stocks and bonds sold off on the realization that the Fed had an optimistic view of future U.S. economic growth and expected it to accelerate during the second half of 2013. In other words, good news was bad news. Meanwhile, inflation pressures, which are very modest at the time of this writing, were expected to increase, setting the stage for the Fed to reduce -- or "taper" -- its quantitative easing measures. From this point of view, higher inflation, usually bad news for central bankers, was considered good news. (The term "quantitative easing" is generally used to reference programs in which the Fed uses newly created money to purchase financial assets.)

The markets generally reacted as though tapering was imminent. Bond yields rose (and prices, which move in the opposite direction, dropped) in anticipation of reduced Fed buying. The increase in yields sparked a sell-off across the global financial markets, including stocks, corporate bonds, emerging markets assets and precious metals. With more sellers than buyers, liquidity grew tight and smaller markets, such as emerging markets equities and emerging markets debt, suffered steeper declines than larger markets, such as U.S. equities.

The sell-off was remarkable because the Fed has always said it would not start unwinding its stimulus programs until it became clear that economic growth was self-sustaining. In addition, Bernanke said that the Fed could increase quantitative easing if the economy stalled or grew more slowly. Indeed, first-quarter gross domestic product growth was revised downward during the last week of the reporting period from 2.4% to 1.8%, suggesting that the Fed might not be tapering any time soon.

Although interest rates did increase during the reporting period, they remain exceptionally low by historical measures. In the years since the

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

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financial crisis, the 10-year U.S. Treasury yield has been near 2.5% more than once. At those times, if I recall, many observers considered that a low yield. When it reached the same level on June 21, 2013, it was perceived as high. In my opinion, investors have less to fear from rising interest rates than they do from an extended period of low rates, which some believe could result in a Japan-like deflationary economy. That said, higher interest rates do mean that bond investors are likely to see a decrease in their principal value, but they will also -- for the first time in a long time -- see an increase in the income they receive from their fixed-income investments.

Meanwhile, the June sell-off should serve as a reminder about the importance of an investment plan and the need to keep emotion out of the investment process. At USAA Asset Management Company, we believe every investor should hold a diversified portfolio that is directly tied to their goals, risk tolerance and time horizon. Diversification is important because different asset classes, such as stocks and bonds, move up and down at different rates and often at different times. If you think you may be over-allocated to fixed-income securities or equities, you may want to reassess your investment risk and rebalance your portfolio. Regular rebalancing can potentially help you protect your gains and prepare for what happens next. I encourage you to contact a USAA advisor with any questions or for assistance in updating your investment plan.

Whatever happens in the months ahead, you can be assured that our portfolio management team will continue working on your behalf. "Taper talk" is distracting and market reaction can be extreme but at USAA Asset Management Company, we recognize that the Fed's extraordinary monetary stimulus cannot go on forever. Also, we believe the markets will find a way to manage without the Fed's quantitative easing programs, as they have for most of the last 100 years.

From all of us here, thank you for your investment.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Past performance is no guarantee of future results. o Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.
o Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

--------------------------------------------------------------------------------

FUNDS' OBJECTIVE                                                               1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

  Portfolios of Investments                                                   21

  Notes to Portfolios of Investments                                          31

  Financial Statements                                                        32

  Notes to Financial Statements                                               38

EXPENSE EXAMPLE                                                               53

ADVISORY AGREEMENT                                                            56

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUNDS, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUNDS.

(C)2013, USAA. All rights reserved.

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

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FUNDS' OBJECTIVE

THE USAA TARGET RETIREMENT FUNDS PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund invests in a selection of USAA mutual funds (underlying USAA Funds) in a manner consistent with its current asset allocation as depicted in the lifestyle transition path.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                            FUNDS OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUNDS

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[PHOTO OF JOHN P. TOOHEY]                              [PHOTO OF WASIF A. LATIF]
       JOHN P. TOOHEY, CFA                                    WASIF A. LATIF
       USAA Asset                                             USAA Asset
       Management Company                                     Management Company

--------------------------------------------------------------------------------

o   PLEASE REVIEW MARKET PERFORMANCE DURING THE REPORTING PERIOD.

    During the reporting period, financial market performance was driven primarily by the outlook for global economic growth and central bank policy. In the United States, the economy continued to be supported by a rebound in the housing market, ongoing strength in the domestic energy sector and a steady decline in the headline unemployment rate. The domestic economy appears to be on track for growth of 2% to 2.5% in 2013, which -- while below the longer-term trend -- is attractive relative to the rest of the world. These factors contributed to outperformance for U.S. equities, which delivered a strong return of 13.82% as measured by the S&P 500(R) Index.

    Economic growth trends overseas were not nearly as positive as those here at home. At a time of weak economic growth in Europe and Japan, along with slowing growth in key emerging markets such as China and Brazil, investors gravitated away from international equities. The developed-market MSCI EAFE Index closed with a gain of 4.11%, while the MSCI Emerging Markets Index underperformed sharply with a return of -9.57%.

    The bond market, after performing well through the 2010-2012 period, finished the first half with a loss of -2.44%, as gauged by the Barclays U.S. Aggregate Bond Index. The bond market was pressured by both

    Refer to page 7 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA TARGET RETIREMENT FUNDS

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    the steady improvement in the U.S. economy as well as the fear, toward the tail end of the period, that the U.S. Federal Reserve (the Fed) may "taper" (or reduce) the stimulative bond-buying program known as quantitative easing
    (QE) before year-end. However, high-yield bonds outperformed due to their lower degree of interest rate risk and the continued demand for assets with attractive yields through the first calendar quarter.

o HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM DURING THE FIRST HALF OF 2013?

    The Funds, which invest in both stocks and bonds, performed as expected with returns in-between those of the two asset classes. The total returns for the reporting period for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocation Funds Index:

                                             USAA FUND        LIPPER INDEX
USAA Target Retirement Income Fund            -0.20%             0.24%
USAA Target Retirement 2020 Fund               1.33%             3.42%
USAA Target Retirement 2030 Fund               2.91%             5.54%
USAA Target Retirement 2040 Fund               4.31%             6.56%
USAA Target Retirement 2050 Fund               4.62%             7.65%

o   WHAT FACTORS HELPED AND HURT THE FUNDS' PERFORMANCE?

    The variations in the Funds' total returns are a reflection of the broader market environment. Since stocks outperformed bonds by a wide margin during the first half of the year, the longer-dated Target Funds -- which have a progressively higher weighting in equities -- generated higher total returns.

    In a reflection of the broader environment, our domestic equity allocation was the best-performing segment of the Fund during the quarter. We divide the equity portfolio among funds that invest in large- and small-cap stocks, the growth, aggressive growth, and

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUNDS |  3

================================================================================

    value styles, and income-producing equities. All six funds in this allocation delivered a gain, which helped offset the weakness in other areas of the financial markets. Our allocation to developed market international stocks lagged the U.S. market, but it nonetheless finished the first half in positive territory.

    The Fund's precious metals allocation produced a very poor return, as gold mining stocks lost ground amid a sharp downturn in the price of gold and weak performance for mining stocks in general. The Fund's emerging markets allocation also weighed on performance, as the MSCI Emerging Markets Index lagged the developed markets by a wide margin. While both asset classes underperformed in the short term, we believe they remain essential to longer-term portfolio diversification.

    Our bond allocation -- which makes up more than half of the Fund's portfolio -- also finished with a negative return. However, our holdings outperformed the broader fixed-income market for two reasons. First, the managers of the underlying funds were able to cushion the full extent of the downturn through their active approach to individual security selection and managing interest rate risk. Second, we held meaningful allocations to short-term bonds, which outperformed in the downturn, and high-yield bonds (in all funds except the Target Retirement Income Fund). We believe the strong showing of these investments through a down market helps illustrate the value of the Fund's diversified approach.

o HOW YOU WOULD CHARACTERIZE YOUR OUTLOOK ON THE U.S. ECONOMY AND FINANCIAL MARKETS?

    We remain cautiously optimistic in our broad outlook. Although the prospect of tapering of QE caused a substantial market reaction, it is important to remember that the Fed will only begin to pull back on QE if economic growth is strong enough to warrant a reduction. What's more, "tapering" is not the same as "tightening" (removing stimulus altogether). Still, the data-driven nature of Fed policy is

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4  | USAA TARGET RETIREMENT FUNDS

================================================================================

    likely to contribute to increased market volatility as investors give even greater scrutiny to individual economic reports in the months ahead.

    Looking beyond Fed policy, the renewed strength in certain pockets of the U.S. economy continues to act as a tailwind for the domestic financial markets. Rising housing prices, increasing homebuilding activity, and a year-over-year decline in the headline unemployment rate all remain important pillars of support. In addition, corporate balance sheets are flush with cash, which provides the opportunity for companies to increase dividends and invest for future growth. The United States is also experiencing a boom in domestic natural gas and oil production, leading to lower energy costs for businesses and consumers.

    At the same time, however, there is insufficient evidence to determine whether the economy is in fact strong enough to stand on its own without the stimulus from the Fed and other global central banks. Thus far, the recovery has been muted even with the benefit of aggressive central bank support. Given that investors have grown increasingly optimistic on the second-half economic outlook, we are on the lookout for any sign that growth could surprise to the downside.

    As the stewards of our investors' capital, our response to this uncertain environment is to look for ways to improve diversification and protect the portfolio against the full impact of market volatility. Our goal is to capture as much market upside as possible, while at the same time protecting capital and managing risk. We believe the value of this approach will be evident over a full market cycle.

    Thank you for your investment.

THE RISKS OF THE TARGET RETIREMENT FUNDS REFLECT THE RISKS OF THE UNDERLYING FUNDS IN WHICH THE FUNDS INVEST. THE TARGET DATE IS THE APPROXIMATE DATE WHEN INVESTORS PLAN TO START WITHDRAWING THEIR MONEY FOR RETIREMENT PURPOSES. IN GENERAL, THE TARGET RETIREMENT FUNDS' INVESTMENT PROGRAM ASSUMES FUNDS WILL START BEING WITHDRAWN FOR RETIREMENT PURPOSES AT AGE 65. THE PRINCIPAL VALUE OF THE TARGET RETIREMENT FUNDS IS NOT GUARANTEED AT ANY TIME, INCLUDING AT THE TARGET DATE. THE FUNDS' OBJECTIVES DO NOT CHANGE OVER TIME.

Diversification is a technique to help reduce risk and does not guarantee a profit or prevent a loss.

================================================================================

                                          MANAGERS' COMMENTARY ON THE FUNDS |  5

================================================================================

INVESTMENT OVERVIEW

USAA TARGET RETIREMENT INCOME FUND (Ticker Symbol: URINX)


--------------------------------------------------------------------------------
                                            6/30/13                12/31/12
--------------------------------------------------------------------------------

Net Assets                               $345.7 Million         $335.0 Million
Net Asset Value Per Share                    $11.36                 $11.50


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*               1 Year          Since Inception 7/31/08

          -0.20%                       5.43%                    6.09%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.68%
              (Including acquired fund fees and expenses of 0.62%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

6  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                       USAA TARGET RETIREMENT            BARCLAYS U.S.
                  S&P 500 INDEX             INCOME FUND             AGGREGATE BOND INDEX
 7/31/2008         $10,000.00               $10,000.00                   $10,000.00
 8/31/2008          10,144.65                10,000.00                    10,094.91
 9/30/2008           9,240.68                 9,580.62                     9,959.32
10/31/2008           7,688.73                 8,617.54                     9,724.23
11/30/2008           7,137.03                 8,416.90                    10,040.76
12/31/2008           7,212.97                 8,598.81                    10,415.37
 1/31/2009           6,605.01                 8,303.36                    10,323.47
 2/28/2009           5,901.73                 7,997.71                    10,284.50
 3/31/2009           6,418.69                 8,347.98                    10,427.47
 4/30/2009           7,033.02                 8,768.46                    10,477.33
 5/31/2009           7,426.40                 9,301.74                    10,553.32
 6/30/2009           7,441.13                 9,397.12                    10,613.35
 7/31/2009           8,003.95                 9,852.49                    10,784.54
 8/31/2009           8,292.93                10,090.52                    10,896.20
 9/30/2009           8,602.38                10,395.82                    11,010.66
10/31/2009           8,442.58                10,427.13                    11,065.03
11/30/2009           8,948.99                10,677.64                    11,208.28
12/31/2009           9,121.85                10,752.00                    11,033.08
 1/31/2010           8,793.70                10,773.15                    11,201.62
 2/28/2010           9,066.10                10,889.44                    11,243.45
 3/31/2010           9,613.20                11,150.65                    11,229.63
 4/30/2010           9,764.97                11,299.60                    11,346.52
 5/31/2010           8,985.23                11,001.69                    11,442.00
 6/30/2010           8,514.87                10,949.60                    11,621.43
 7/31/2010           9,111.44                11,282.06                    11,745.42
 8/31/2010           8,700.12                11,239.16                    11,896.55
 9/30/2010           9,476.55                11,658.40                    11,909.23
10/31/2010           9,837.13                11,852.89                    11,951.63
11/30/2010           9,838.39                11,809.67                    11,882.94
12/31/2010          10,495.91                12,004.53                    11,754.80
 1/31/2011          10,744.67                12,070.13                    11,768.48
 2/28/2011          11,112.78                12,223.19                    11,797.92
 3/31/2011          11,117.20                12,293.52                    11,804.44
 4/30/2011          11,446.44                12,557.66                    11,954.28
 5/31/2011          11,316.87                12,568.67                    12,110.29
 6/30/2011          11,128.23                12,470.03                    12,074.83
 7/31/2011          10,901.94                12,492.18                    12,266.44
 8/31/2011          10,309.72                12,237.46                    12,445.65
 9/30/2011           9,584.96                11,838.36                    12,536.18
10/31/2011          10,632.53                12,295.83                    12,549.65
11/30/2011          10,609.03                12,240.04                    12,538.76
12/31/2011          10,717.55                12,240.64                    12,676.57
 1/31/2012          11,197.87                12,591.02                    12,787.88
 2/29/2012          11,682.08                12,783.16                    12,784.95
 3/31/2012          12,066.53                12,806.95                    12,714.90
 4/30/2012          11,990.79                12,806.95                    12,855.86
 5/31/2012          11,270.14                12,500.40                    12,972.18
 6/30/2012          11,734.49                12,686.14                    12,977.27
 7/31/2012          11,897.47                12,811.86                    13,156.26
 8/31/2012          12,165.44                12,994.72                    13,164.86
 9/30/2012          12,479.81                13,224.59                    13,182.98
10/31/2012          12,249.38                13,247.59                    13,208.91
11/30/2012          12,320.44                13,293.59                    13,229.75
12/31/2012          12,432.74                13,401.94                    13,210.92
 1/31/2013          13,076.69                13,530.13                    13,118.52
 2/28/2013          13,254.21                13,565.10                    13,184.27
 3/31/2013          13,751.28                13,679.35                    13,194.80
 4/30/2013          14,016.22                13,749.56                    13,328.31
 5/31/2013          14,344.09                13,702.76                    13,090.51
 6/30/2013          14,151.46                13,374.93                    12,888.02

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/13.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Barclays U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

USAA TARGET RETIREMENT 2020 FUND (Ticker Symbol: URTNX)


--------------------------------------------------------------------------------
                                            6/30/13                 12/31/12
--------------------------------------------------------------------------------

Net Assets                               $584.3 Million          $558.8 Million
Net Asset Value Per Share                    $12.16                  $12.00


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*               1 Year          Since Inception 7/31/08

          1.33%                        7.98%                    7.06%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.72%
              (Including acquired fund fees and expenses of 0.68%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                     USAA TARGET RETIREMENT           BARCLAYS U.S.
                 S&P 500 INDEX             2020 FUND              AGGREGATE BOND INDEX
 7/31/2008        $10,000.00              $10,000.00                  $10,000.00
 8/31/2008         10,144.65               10,000.00                   10,094.91
 9/30/2008          9,240.68                9,490.00                    9,959.32
10/31/2008          7,688.73                8,360.00                    9,724.23
11/30/2008          7,137.03                8,210.00                   10,040.76
12/31/2008          7,212.97                8,505.09                   10,415.37
 1/31/2009          6,605.01                8,077.29                   10,323.47
 2/28/2009          5,901.73                7,618.93                   10,284.50
 3/31/2009          6,418.69                8,067.10                   10,427.47
 4/30/2009          7,033.02                8,637.50                   10,477.33
 5/31/2009          7,426.40                9,228.27                   10,553.32
 6/30/2009          7,441.13                9,309.76                   10,613.35
 7/31/2009          8,003.95                9,849.60                   10,784.54
 8/31/2009          8,292.93               10,094.06                   10,896.20
 9/30/2009          8,602.38               10,470.93                   11,010.66
10/31/2009          8,442.58               10,470.93                   11,065.03
11/30/2009          8,948.99               10,776.50                   11,208.28
12/31/2009          9,121.85               10,896.68                   11,033.08
 1/31/2010          8,793.70               10,844.19                   11,201.62
 2/28/2010          9,066.10               10,991.16                   11,243.45
 3/31/2010          9,613.20               11,337.59                   11,229.63
 4/30/2010          9,764.97               11,516.05                   11,346.52
 5/31/2010          8,985.23               11,075.14                   11,442.00
 6/30/2010          8,514.87               10,970.17                   11,621.43
 7/31/2010          9,111.44               11,379.58                   11,745.42
 8/31/2010          8,700.12               11,274.60                   11,896.55
 9/30/2010          9,476.55               11,820.48                   11,909.23
10/31/2010          9,837.13               12,072.43                   11,951.63
11/30/2010          9,838.39               12,019.94                   11,882.94
12/31/2010         10,495.91               12,343.67                   11,754.80
 1/31/2011         10,744.67               12,419.27                   11,768.48
 2/28/2011         11,112.78               12,624.46                   11,797.92
 3/31/2011         11,117.20               12,710.85                   11,804.44
 4/30/2011         11,446.44               13,034.83                   11,954.28
 5/31/2011         11,316.87               12,991.64                   12,110.29
 6/30/2011         11,128.23               12,872.84                   12,074.83
 7/31/2011         10,901.94               12,851.24                   12,266.44
 8/31/2011         10,309.72               12,440.87                   12,445.65
 9/30/2011          9,584.96               11,836.10                   12,536.18
10/31/2011         10,632.53               12,516.46                   12,549.65
11/30/2011         10,609.03               12,419.27                   12,538.76
12/31/2011         10,717.55               12,407.50                   12,676.57
 1/31/2012         11,197.87               12,853.81                   12,787.88
 2/29/2012         11,682.08               13,121.60                   12,784.95
 3/31/2012         12,066.53               13,177.39                   12,714.90
 4/30/2012         11,990.79               13,155.07                   12,855.86
 5/31/2012         11,270.14               12,697.60                   12,972.18
 6/30/2012         11,734.49               12,954.23                   12,977.27
 7/31/2012         11,897.47               13,076.97                   13,156.26
 8/31/2012         12,165.44               13,288.97                   13,164.86
 9/30/2012         12,479.81               13,579.07                   13,182.98
10/31/2012         12,249.38               13,567.91                   13,208.91
11/30/2012         12,320.44               13,646.02                   13,229.75
12/31/2012         12,432.74               13,804.38                   13,210.92
 1/31/2013         13,076.69               14,022.95                   13,118.52
 2/28/2013         13,254.21               14,068.96                   13,184.27
 3/31/2013         13,751.28               14,218.51                   13,194.80
 4/30/2013         14,016.22               14,322.04                   13,328.31
 5/31/2013         14,344.09               14,322.04                   13,090.51
 6/30/2013         14,151.46               13,988.43                   12,888.02

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/13.

                  See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TARGET RETIREMENT 2030 FUND (Ticker Symbol: URTRX)


--------------------------------------------------------------------------------
                                         6/30/13                    12/31/12
--------------------------------------------------------------------------------

Net Assets                            $952.8 Million             $884.2 Million
Net Asset Value Per Share                 $12.38                     $12.03

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*               1 Year          Since Inception 7/31/08

          2.91%                       10.68%                    7.04%

--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.79%
              (Including acquired fund fees and expenses of 0.75%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                         USAA TARGET RETIREMENT           BARCLAYS U.S.
                    S&P 500 INDEX              2030 FUND              AGGREGATE BOND INDEX
 7/31/2008           $10,000.00               $10,000.00                  $10,000.00
 8/31/2008            10,144.65                 9,990.00                   10,094.91
 9/30/2008             9,240.68                 9,250.00                    9,959.32
10/31/2008             7,688.73                 7,970.00                    9,724.23
11/30/2008             7,137.03                 7,690.00                   10,040.76
12/31/2008             7,212.97                 7,993.85                   10,415.37
 1/31/2009             6,605.01                 7,555.97                   10,323.47
 2/28/2009             5,901.73                 7,097.72                   10,284.50
 3/31/2009             6,418.69                 7,525.42                   10,427.47
 4/30/2009             7,033.02                 8,105.86                   10,477.33
 5/31/2009             7,426.40                 8,696.49                   10,553.32
 6/30/2009             7,441.13                 8,757.59                   10,613.35
 7/31/2009             8,003.95                 9,348.22                   10,784.54
 8/31/2009             8,292.93                 9,612.98                   10,896.20
 9/30/2009             8,602.38                10,030.50                   11,010.66
10/31/2009             8,442.58                 9,969.40                   11,065.03
11/30/2009             8,948.99                10,335.99                   11,208.28
12/31/2009             9,121.85                10,526.60                   11,033.08
 1/31/2010             8,793.70                10,349.42                   11,201.62
 2/28/2010             9,066.10                10,526.60                   11,243.45
 3/31/2010             9,613.20                10,995.61                   11,229.63
 4/30/2010             9,764.97                11,172.79                   11,346.52
 5/31/2010             8,985.23                10,557.87                   11,442.00
 6/30/2010             8,514.87                10,370.27                   11,621.43
 7/31/2010             9,111.44                10,891.39                   11,745.42
 8/31/2010             8,700.12                10,682.94                   11,896.55
 9/30/2010             9,476.55                11,422.93                   11,909.23
10/31/2010             9,837.13                11,735.60                   11,951.63
11/30/2010             9,838.39                11,673.06                   11,882.94
12/31/2010            10,495.91                12,141.60                   11,754.80
 1/31/2011            10,744.67                12,216.35                   11,768.48
 2/28/2011            11,112.78                12,472.64                   11,797.92
 3/31/2011            11,117.20                12,579.43                   11,804.44
 4/30/2011            11,446.44                12,995.89                   11,954.28
 5/31/2011            11,316.87                12,878.43                   12,110.29
 6/30/2011            11,128.23                12,728.93                   12,074.83
 7/31/2011            10,901.94                12,643.50                   12,266.44
 8/31/2011            10,309.72                12,077.53                   12,445.65
 9/30/2011             9,584.96                11,265.95                   12,536.18
10/31/2011            10,632.53                12,152.28                   12,549.65
11/30/2011            10,609.03                12,034.82                   12,538.76
12/31/2011            10,717.55                12,000.42                   12,676.57
 1/31/2012            11,197.87                12,549.39                   12,787.88
 2/29/2012            11,682.08                12,911.70                   12,784.95
 3/31/2012            12,066.53                13,010.52                   12,714.90
 4/30/2012            11,990.79                12,933.66                   12,855.86
 5/31/2012            11,270.14                12,274.90                   12,972.18
 6/30/2012            11,734.49                12,626.24                   12,977.27
 7/31/2012            11,897.47                12,736.03                   13,156.26
 8/31/2012            12,165.44                12,988.56                   13,164.86
 9/30/2012            12,479.81                13,317.94                   13,182.98
10/31/2012            12,249.38                13,263.04                   13,208.91
11/30/2012            12,320.44                13,361.86                   13,229.75
12/31/2012            12,432.74                13,579.66                   13,210.92
 1/31/2013            13,076.69                13,918.30                   13,118.52
 2/28/2013            13,254.21                13,952.17                   13,184.27
 3/31/2013            13,751.28                14,144.06                   13,194.80
 4/30/2013            14,016.22                14,256.95                   13,328.31
 5/31/2013            14,344.09                14,324.68                   13,090.51
 6/30/2013            14,151.46                13,974.74                   12,888.02

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/13.

                  See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

USAA TARGET RETIREMENT 2040 FUND (Ticker Symbol: URFRX)


--------------------------------------------------------------------------------
                                           6/30/13                  12/31/12
--------------------------------------------------------------------------------

Net Assets                              $956.8 Million           $872.2 Million
Net Asset Value Per Share                  $12.09                   $11.59


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*               1 Year           Since Inception 7/31/08

          4.31%                       12.95%                     5.97%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.84%
              (Including acquired fund fees and expenses of 0.80%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                    USAA TARGET RETIREMENT          BARCLAYS U.S.
                 S&P 500 INDEX             2040 FUND             AGGREGATE BOND INDEX
 7/31/2008        $10,000.00              $10,000.00                 $10,000.00
 8/31/2008         10,144.65                9,990.00                  10,094.91
 9/30/2008          9,240.68                9,110.00                   9,959.32
10/31/2008          7,688.73                7,610.00                   9,724.23
11/30/2008          7,137.03                7,160.00                  10,040.76
12/31/2008          7,212.97                7,494.90                  10,415.37
 1/31/2009          6,605.01                7,016.93                  10,323.47
 2/28/2009          5,901.73                6,508.46                  10,284.50
 3/31/2009          6,418.69                6,966.09                  10,427.47
 4/30/2009          7,033.02                7,545.75                  10,477.33
 5/31/2009          7,426.40                8,115.24                  10,553.32
 6/30/2009          7,441.13                8,115.24                  10,613.35
 7/31/2009          8,003.95                8,755.91                  10,784.54
 8/31/2009          8,292.93                8,999.98                  10,896.20
 9/30/2009          8,602.38                9,437.27                  11,010.66
10/31/2009          8,442.58                9,294.89                  11,065.03
11/30/2009          8,948.99                9,722.01                  11,208.28
12/31/2009          9,121.85                9,946.22                  11,033.08
 1/31/2010          8,793.70                9,656.12                  11,201.62
 2/28/2010          9,066.10                9,863.34                  11,243.45
 3/31/2010          9,613.20               10,402.09                  11,229.63
 4/30/2010          9,764.97               10,567.86                  11,346.52
 5/31/2010          8,985.23                9,821.89                  11,442.00
 6/30/2010          8,514.87                9,552.52                  11,621.43
 7/31/2010          9,111.44               10,143.07                  11,745.42
 8/31/2010          8,700.12                9,832.25                  11,896.55
 9/30/2010          9,476.55               10,702.55                  11,909.23
10/31/2010          9,837.13               11,054.81                  11,951.63
11/30/2010          9,838.39               10,982.29                  11,882.94
12/31/2010         10,495.91               11,596.80                  11,754.80
 1/31/2011         10,744.67               11,638.94                  11,768.48
 2/28/2011         11,112.78               11,944.39                  11,797.92
 3/31/2011         11,117.20               12,060.25                  11,804.44
 4/30/2011         11,446.44               12,523.70                  11,954.28
 5/31/2011         11,316.87               12,344.64                  12,110.29
 6/30/2011         11,128.23               12,165.58                  12,074.83
 7/31/2011         10,901.94               11,997.06                  12,266.44
 8/31/2011         10,309.72               11,291.35                  12,445.65
 9/30/2011          9,584.96               10,343.38                  12,536.18
10/31/2011         10,632.53               11,365.08                  12,549.65
11/30/2011         10,609.03               11,238.68                  12,538.76
12/31/2011         10,717.55               11,162.02                  12,676.57
 1/31/2012         11,197.87               11,764.21                  12,787.88
 2/29/2012         11,682.08               12,172.84                  12,784.95
 3/31/2012         12,066.53               12,301.88                  12,714.90
 4/30/2012         11,990.79               12,183.60                  12,855.86
 5/31/2012         11,270.14               11,387.84                  12,972.18
 6/30/2012         11,734.49               11,774.97                  12,977.27
 7/31/2012         11,897.47               11,850.24                  13,156.26
 8/31/2012         12,165.44               12,119.08                  13,164.86
 9/30/2012         12,479.81               12,473.94                  13,182.98
10/31/2012         12,249.38               12,366.40                  13,208.91
11/30/2012         12,320.44               12,484.69                  13,229.75
12/31/2012         12,432.74               12,749.61                  13,210.92
 1/31/2013         13,076.69               13,156.63                  13,118.52
 2/28/2013         13,254.21               13,189.64                  13,184.27
 3/31/2013         13,751.28               13,409.65                  13,194.80
 4/30/2013         14,016.22               13,530.65                  13,328.31
 5/31/2013         14,344.09               13,651.66                  13,090.51
 6/30/2013         14,151.46               13,299.64                  12,888.02

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/13.

                  See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA TARGET RETIREMENT 2050 FUND (Ticker Symbol: URFFX)


--------------------------------------------------------------------------------
                                           6/30/13                  12/31/12
--------------------------------------------------------------------------------

Net Assets                             $456.8 Million            $401.0 Million
Net Asset Value Per Share                  $11.77                    $11.25


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/13
--------------------------------------------------------------------------------
  12/31/2012-6/30/2013*               1 Year          Since Inception 7/31/08

          4.62%                       13.77%                    4.79%


--------------------------------------------------------------------------------
                         EXPENSE RATIO AS OF 12/31/12**
--------------------------------------------------------------------------------

                                      0.88%
              (Including acquired fund fees and expenses of 0.82%)


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

* Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated May 1, 2013, and is calculated as a percentage of average net assets. This expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions or the redemption of shares.

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                            BARCLAYS U.S.             USAA TARGET RETIREMENT
                  S&P 500 INDEX          AGGREGATE BOND INDEX                2050 FUND
 7/31/2008          $10,000.00               $10,000.00                     $10,000.00
 8/31/2008           10,144.65                10,094.91                       9,960.00
 9/30/2008            9,240.68                 9,959.32                       8,970.00
10/31/2008            7,688.73                 9,724.23                       7,330.00
11/30/2008            7,137.03                10,040.76                       6,810.00
12/31/2008            7,212.97                10,415.37                       7,180.05
 1/31/2009            6,605.01                10,323.47                       6,611.33
 2/28/2009            5,901.73                10,284.50                       6,042.61
 3/31/2009            6,418.69                10,427.47                       6,550.40
 4/30/2009            7,033.02                10,477.33                       7,129.27
 5/31/2009            7,426.40                10,553.32                       7,677.67
 6/30/2009            7,441.13                10,613.35                       7,616.74
 7/31/2009            8,003.95                10,784.54                       8,276.86
 8/31/2009            8,292.93                10,896.20                       8,510.44
 9/30/2009            8,602.38                11,010.66                       8,936.98
10/31/2009            8,442.58                11,065.03                       8,733.86
11/30/2009            8,948.99                11,208.28                       9,211.18
12/31/2009            9,121.85                11,033.08                       9,466.36
 1/31/2010            8,793.70                11,201.62                       9,065.51
 2/28/2010            9,066.10                11,243.45                       9,301.91
 3/31/2010            9,613.20                11,229.63                       9,877.50
 4/30/2010            9,764.97                11,346.52                      10,021.39
 5/31/2010            8,985.23                11,442.00                       9,209.40
 6/30/2010            8,514.87                11,621.43                       8,880.50
 7/31/2010            9,111.44                11,745.42                       9,507.48
 8/31/2010            8,700.12                11,896.55                       9,137.46
 9/30/2010            9,476.55                11,909.23                      10,083.06
10/31/2010            9,837.13                11,951.63                      10,442.81
11/30/2010            9,838.39                11,882.94                      10,381.14
12/31/2010           10,495.91                11,754.80                      11,047.20
 1/31/2011           10,744.67                11,768.48                      11,078.32
 2/28/2011           11,112.78                11,797.92                      11,379.13
 3/31/2011           11,117.20                11,804.44                      11,503.61
 4/30/2011           11,446.44                11,954.28                      11,980.77
 5/31/2011           11,316.87                12,110.29                      11,762.93
 6/30/2011           11,128.23                12,074.83                      11,576.22
 7/31/2011           10,901.94                12,266.44                      11,368.76
 8/31/2011           10,309.72                12,445.65                      10,621.91
 9/30/2011            9,584.96                12,536.18                       9,646.85
10/31/2011           10,632.53                12,549.65                      10,715.27
11/30/2011           10,609.03                12,538.76                      10,580.42
12/31/2011           10,717.55                12,676.57                      10,465.04
 1/31/2012           11,197.87                12,787.88                      11,095.46
 2/29/2012           11,682.08                12,784.95                      11,536.76
 3/31/2012           12,066.53                12,714.90                      11,694.37
 4/30/2012           11,990.79                12,855.86                      11,536.76
 5/31/2012           11,270.14                12,972.18                      10,633.15
 6/30/2012           11,734.49                12,977.27                      11,063.94
 7/31/2012           11,897.47                13,156.26                      11,105.97
 8/31/2012           12,165.44                13,164.86                      11,379.15
 9/30/2012           12,479.81                13,182.98                      11,757.41
10/31/2012           12,249.38                13,208.91                      11,641.83
11/30/2012           12,320.44                13,229.75                      11,767.92
12/31/2012           12,432.74                13,210.92                      12,031.81
 1/31/2013           13,076.69                13,118.52                      12,438.22
 2/28/2013           13,254.21                13,184.27                      12,470.30
 3/31/2013           13,751.28                13,194.80                      12,684.20
 4/30/2013           14,016.22                13,328.31                      12,801.84
 5/31/2013           14,344.09                13,090.51                      12,930.18
 6/30/2013           14,151.46                12,888.02                      12,587.94

                                   [END CHART]

                  Data since Fund inception 7/31/08 to 6/30/13.

                  See page 7 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                        o TARGET RETIREMENT INCOME FUND o

                         ASSET ALLOCATION AS OF 6/30/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   2.1%
Emerging Markets .....................................................   3.8%
Growth ...............................................................   2.5%
Income Stock .........................................................   3.8%
International ........................................................   8.0%
Precious Metals and Minerals .........................................   2.2%
Real Return ..........................................................   3.6%
S&P 500 Index ........................................................   2.9%
Small Cap Stock ......................................................   2.9%
Value ................................................................   3.0%
   TOTAL EQUITY ......................................................  34.8%
Income ...............................................................  22.7%
Intermediate-Term Bond ...............................................  19.3%
Short-Term Bond ......................................................  23.0%
   TOTAL FIXED-INCOME ................................................  65.0%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2020 FUND o

                         ASSET ALLOCATION AS OF 6/30/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   3.9%
Emerging Markets .....................................................   4.2%
Growth ...............................................................   3.8%
Income Stock .........................................................   4.9%
International ........................................................  11.4%
Precious Metals and Minerals .........................................   1.5%
Real Return ..........................................................   3.1%
S&P 500 Index ........................................................   4.2%
Small Cap Stock ......................................................   4.1%
Value ................................................................   4.3%
   TOTAL EQUITY ......................................................  45.4%
High income ..........................................................   5.9%
Income ...............................................................  16.7%
Intermediate-Term Bond ...............................................  16.6%
Short-Term Bond ......................................................  14.7%
   TOTAL FIXED-INCOME ................................................  53.9%
Cash:
MONEY MARKET INSTRUMENTS .............................................   0.7%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                         o TARGET RETIREMENT 2030 FUND o

                         ASSET ALLOCATION AS OF 6/30/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   5.9%
Emerging Markets .....................................................   6.1%
Growth ...............................................................   5.9%
Income Stock .........................................................   6.8%
International ........................................................  16.6%
Precious Metals and Minerals .........................................   1.5%
Real Return ..........................................................   2.4%
S&P 500 Index ........................................................   6.0%
Small Cap Stock ......................................................   6.0%
Value ................................................................   6.2%
   TOTAL EQUITY ......................................................  63.4%
High income ..........................................................   5.7%
Income ...............................................................  10.7%
Intermediate-Term Bond ...............................................  11.6%
Short-Term Bond ......................................................   7.5%
   TOTAL FIXED-INCOME ................................................  35.5%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.1%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

                         o TARGET RETIREMENT 2040 FUND o

                         ASSET ALLOCATION AS OF 6/30/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   7.2%
Emerging Markets .....................................................   7.8%
Growth ...............................................................   7.2%
Income Stock .........................................................   8.4%
International ........................................................  21.4%
Precious Metals and Minerals .........................................   1.5%
Real Return ..........................................................   2.3%
S&P 500 Index ........................................................   7.7%
Small Cap Stock ......................................................   7.7%
Value ................................................................   7.9%
   TOTAL EQUITY ......................................................  79.1%
High income ..........................................................   5.4%
Income ...............................................................   4.3%
Intermediate-Term Bond ...............................................   6.6%
Short-Term Bond ......................................................   3.2%
   TOTAL FIXED-INCOME ................................................  19.5%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  19

================================================================================

                         o TARGET RETIREMENT 2050 FUND o

                         ASSET ALLOCATION AS OF 6/30/13

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------
USAA FUND:
Aggressive Growth ....................................................   7.4%
Emerging Markets .....................................................  10.0%
Growth ...............................................................   7.5%
Income Stock .........................................................  10.1%
International ........................................................  24.7%
Precious Metals and Minerals .........................................   1.5%
Real Return ..........................................................   2.2%
S&P 500 Index ........................................................   8.1%
Small Cap Stock ......................................................   8.1%
Value ................................................................   8.3%
   TOTAL EQUITY ......................................................  87.9%
High income ..........................................................   2.4%
Income ...............................................................   2.4%
Intermediate-Term Bond ...............................................   4.1%
Short-Term Bond ......................................................   1.8%
   TOTAL FIXED-INCOME ................................................  10.7%
Cash:
MONEY MARKET INSTRUMENTS .............................................   1.4%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND

June 30, 2013 (unaudited)

---------------------------------------------------------------------------------------------
                                                                                       MARKET
NUMBER                                                                                  VALUE
OF SHARES    SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (34.8%)
   202,943   USAA Aggressive Growth Fund                                             $  7,454
   804,336   USAA Emerging Markets Fund                                                12,990
   449,726   USAA Growth Fund                                                           8,554
   851,091   USAA Income Stock Fund                                                    13,192
 1,048,091   USAA International Fund                                                   27,649
   536,888   USAA Precious Metals and Minerals Fund*                                    7,500
 1,241,840   USAA Real Return Fund                                                     12,481
   441,474   USAA S&P 500 Index Fund                                                   10,114
   582,553   USAA Small Cap Stock Fund                                                 10,084
   598,987   USAA Value Fund                                                           10,404
                                                                                     --------
             Total Equity Mutual Funds (cost: $103,839)                               120,422
                                                                                     --------

             FIXED-INCOME MUTUAL FUNDS (65.0%)
 6,009,402   USAA Income Fund                                                          78,543
 6,233,915   USAA Intermediate-Term Bond Fund                                          66,890
 8,654,884   USAA Short-Term Bond Fund                                                 79,365
                                                                                     --------
             Total Fixed-Income Mutual Funds (cost: $214,954)                         224,798
                                                                                     --------

             TOTAL INVESTMENTS (COST: $318,793)                                      $345,220
                                                                                     ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $120,422                  $-             $-   $120,422
Fixed-Income Mutual Funds                224,798                   -              -    224,798
----------------------------------------------------------------------------------------------
Total                                   $345,220                  $-             $-   $345,220
----------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND

June 30, 2013 (unaudited)

---------------------------------------------------------------------------------------------
                                                                                       MARKET
NUMBER                                                                                  VALUE
OF SHARES    SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (45.4%)
   624,453   USAA Aggressive Growth Fund                                             $ 22,936
 1,504,058   USAA Emerging Markets Fund                                                24,291
 1,163,419   USAA Growth Fund                                                          22,128
 1,855,491   USAA Income Stock Fund                                                    28,760
 2,516,056   USAA International Fund                                                   66,374
   626,439   USAA Precious Metals and Minerals Fund*                                    8,751
 1,797,063   USAA Real Return Fund                                                     18,060
 1,069,984   USAA S&P 500 Index Fund                                                   24,513
 1,385,896   USAA Small Cap Stock Fund                                                 23,990
 1,454,033   USAA Value Fund                                                           25,257
                                                                                     --------
             Total Equity Mutual Funds (cost: $213,894)                               265,060
                                                                                     --------
             FIXED-INCOME MUTUAL FUNDS (53.9%)
 3,975,331   USAA High Income Fund                                                     34,546
 7,470,333   USAA Income Fund                                                          97,637
 9,030,388   USAA Intermediate-Term Bond Fund                                          96,896
 9,387,744   USAA Short-Term Bond Fund                                                 86,086
                                                                                     --------
             Total Fixed-Income Mutual Funds (cost: $294,680)                         315,165
                                                                                     --------
             MONEY MARKET INSTRUMENTS (0.7%)

             MONEY MARKET FUNDS (0.7%)
 4,202,985   State Street Institutional Liquid Reserve Fund, 0.09%(a) (cost: $4,203)    4,203
                                                                                     --------

             TOTAL INVESTMENTS (COST: $512,777)                                      $584,428
                                                                                     ========


================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $265,060                  $-             $-   $265,060
Fixed-Income Mutual Funds                315,165                   -              -    315,165
Money Market Instruments:
  Money Market Funds                       4,203                   -              -      4,203
----------------------------------------------------------------------------------------------
Total                                   $584,428                  $-             $-   $584,428
----------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2030 FUND

June 30, 2013 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (63.4%)
 1,520,423   USAA Aggressive Growth Fund                                              $ 55,845
 3,601,296   USAA Emerging Markets Fund                                                 58,161
 2,934,380   USAA Growth Fund                                                           55,812
 4,174,502   USAA Income Stock Fund                                                     64,705
 5,998,605   USAA International Fund                                                   158,243
 1,004,780   USAA Precious Metals and Minerals Fund*                                    14,037
 2,255,348   USAA Real Return Fund                                                      22,666
 2,516,881   USAA S&P 500 Index Fund                                                    57,662
 3,331,467   USAA Small Cap Stock Fund                                                  57,668
 3,420,737   USAA Value Fund                                                            59,418
                                                                                      --------
             Total Equity Mutual Funds (cost: $486,290)                                604,217
                                                                                      --------
             FIXED-INCOME MUTUAL FUNDS (35.5%)
 6,260,621   USAA High Income Fund                                                      54,405
 7,780,136   USAA Income Fund                                                          101,686
10,317,437   USAA Intermediate-Term Bond Fund                                          110,706
 7,847,292   USAA Short-Term Bond Fund                                                  71,960
                                                                                      --------
             Total Fixed-Income Mutual Funds (cost: $315,824)                          338,757
                                                                                      --------
             MONEY MARKET INSTRUMENTS (1.1%)

             MONEY MARKET FUNDS (1.1%)
10,073,120   State Street Institutional Liquid Reserve Fund, 0.09%(a) (cost: $10,073)   10,073
                                                                                      --------

             TOTAL INVESTMENTS (COST: $812,187)                                       $953,047
                                                                                      ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $604,217                  $-             $-   $604,217
Fixed-Income Mutual Funds                338,757                   -              -    338,757
Money Market Instruments:
  Money Market Funds                      10,073                   -              -     10,073
----------------------------------------------------------------------------------------------
Total                                   $953,047                  $-             $-   $953,047
----------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND

June 30, 2013 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (79.1%)
 1,891,131   USAA Aggressive Growth Fund                                              $ 69,461
 4,606,763   USAA Emerging Markets Fund                                                 74,399
 3,640,135   USAA Growth Fund                                                           69,235
 5,185,108   USAA Income Stock Fund                                                     80,369
 7,776,550   USAA International Fund                                                   205,145
   999,957   USAA Precious Metals and Minerals Fund*                                    13,970
 2,217,384   USAA Real Return Fund                                                      22,285
 3,207,183   USAA S&P 500 Index Fund                                                    73,477
 4,234,154   USAA Small Cap Stock Fund                                                  73,293
 4,351,504   USAA Value Fund                                                            75,586
                                                                                      --------
             Total Equity Mutual Funds (cost: $608,971)                                757,220
                                                                                      --------
             FIXED-INCOME MUTUAL FUNDS (19.5%)
 5,946,094   USAA High Income Fund                                                      51,672
 3,159,985   USAA Income Fund                                                           41,301
 5,862,856   USAA Intermediate-Term Bond Fund                                           62,908
 3,349,578   USAA Short-Term Bond Fund                                                  30,716
                                                                                      --------
             Total Fixed-Income Mutual Funds (cost: $176,990)                          186,597
                                                                                      --------
             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
12,895,775   State Street Institutional Liquid Reserve Fund, 0.09%(a) (cost: $12,896)   12,896
                                                                                      --------

             TOTAL INVESTMENTS (COST: $798,857)                                       $956,713
                                                                                      ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $757,220                  $-             $-   $757,220
Fixed-Income Mutual Funds                186,597                   -              -    186,597
Money Market Instruments:
  Money Market Funds                      12,896                   -              -     12,896
----------------------------------------------------------------------------------------------
Total                                   $956,713                  $-             $-   $956,713
----------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2050 FUND

June 30, 2013 (unaudited)

---------------------------------------------------------------------------------------------
                                                                                       MARKET
NUMBER                                                                                  VALUE
OF SHARES    SECURITY                                                                   (000)
---------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (87.9%)
   920,613   USAA Aggressive Growth Fund                                             $ 33,814
 2,832,933   USAA Emerging Markets Fund                                                45,752
 1,795,963   USAA Growth Fund                                                          34,159
 2,966,239   USAA Income Stock Fund                                                    45,977
 4,279,127   USAA International Fund                                                  112,883
   483,579   USAA Precious Metals and Minerals Fund*                                    6,756
 1,009,483   USAA Real Return Fund                                                     10,145
 1,612,218   USAA S&P 500 Index Fund                                                   36,936
 2,137,397   USAA Small Cap Stock Fund                                                 36,998
 2,182,484   USAA Value Fund                                                           37,910
                                                                                     --------
             Total Equity Mutual Funds (cost: $327,480)                               401,330
                                                                                     --------
             FIXED-INCOME MUTUAL FUNDS (10.7%)
 1,266,041   USAA High Income Fund                                                     11,002
   850,525   USAA Income Fund                                                          11,116
 1,758,486   USAA Intermediate-Term Bond Fund                                          18,869
   872,525   USAA Short-Term Bond Fund                                                  8,001
                                                                                     --------
             Total Fixed-Income Mutual Funds (cost: $49,756)                           48,988
                                                                                     --------
             MONEY MARKET INSTRUMENTS (1.4%)

             MONEY MARKET FUNDS (1.4%)
 6,288,251   State Street Institutional Liquid Reserve Fund, 0.09%(a) (cost: $6,288)    6,288
                                                                                     --------

             TOTAL INVESTMENTS (COST: $383,524)                                      $456,606
                                                                                     ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

----------------------------------------------------------------------------------------------
($ IN 000s)                                       VALUATION HIERARCHY
----------------------------------------------------------------------------------------------
                                       (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                               IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                      FOR IDENTICAL ASSETS              INPUTS         INPUTS      TOTAL
----------------------------------------------------------------------------------------------
Equity Mutual Funds                     $401,330                  $-             $-   $401,330
Fixed-Income Mutual Funds                 48,988                   -              -     48,988
Money Market Instruments:
  Money Market Funds                       6,288                   -              -      6,288
----------------------------------------------------------------------------------------------
Total                                   $456,606                  $-             $-   $456,606
----------------------------------------------------------------------------------------------

For the period of January 1, 2013, through June 30, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

    The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Asset Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o   SPECIFIC NOTES

    (a) Rate represents the money market fund annualized seven-day yield at June 30, 2013.

    *   Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  31

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (IN THOUSANDS)

June 30, 2013 (unaudited)

                                                               USAA TARGET RETIREMENT
-------------------------------------------------------------------------------------
                                                                          INCOME FUND
-------------------------------------------------------------------------------------
ASSETS
  Investments in affiliated underlying funds, at value (cost of $318,793,
    $508,574, $802,114, $785,961, and $377,236, respectively)                $345,220
  Investments in other securities, at value (cost of $-, $4,203,
    $10,073, $12,896, and $6,288, respectively)                                     -
  Receivables:
    Capital shares sold                                                           143
    Dividends from affiliated underlying funds                                    363
    Interest                                                                        -
    Securities sold                                                             1,300
                                                                             --------
      Total assets                                                            347,026
                                                                             --------
LIABILITIES
  Payables:
    Securities purchased                                                          362
    Capital shares redeemed                                                       371
    Bank overdraft                                                                522
  Other accrued expenses and payables                                              25
                                                                             --------
      Total liabilities                                                         1,280
                                                                             --------
        Net assets applicable to capital shares outstanding                  $345,746
                                                                             ========
NET ASSETS CONSIST OF:
  Paid-in capital                                                            $320,262
  Accumulated undistributed net investment income                                 485
  Accumulated net realized gain (loss) on investments                          (1,428)
  Net unrealized appreciation of investments                                   26,427
                                                                             --------
        Net assets applicable to capital shares outstanding                  $345,746
                                                                             ========
  Capital shares outstanding, unlimited number of shares
    authorized, no par value                                                   30,435
                                                                             ========
  Net asset value, redemption price, and offering price per share            $  11.36
                                                                             ========

See accompanying notes to financial statements.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

               USAA TARGET RETIREMENT
--------------------------------------------------
2020 FUND     2030 FUND     2040 FUND    2050 FUND
--------------------------------------------------
 $580,225      $942,974     $ 943,817     $450,318

    4,203        10,073        12,896        6,288

      354           799           692          462
      470           499           265           79
        1             1             1            1
        -             -             -            -
 -------------------------------------------------
  585,253       954,346       957,671      457,148
 -------------------------------------------------

      471         1,045          266           126
      447           458          555           255
        -             -            -             -
       14            24           18            16
 -------------------------------------------------
      932         1,527          839           397
 -------------------------------------------------
 $584,321      $952,819     $956,832      $456,751
 =================================================

 $508,966      $803,612     $791,214      $381,058
    6,376         7,449        5,215         1,722
   (2,672)          898        2,547           889
   71,651       140,860      157,856        73,082
 -------------------------------------------------
 $584,321      $952,819     $956,832      $456,751
 =================================================

   48,065        76,957       79,114        38,815
 =================================================
 $  12.16      $  12.38     $  12.09      $  11.77
 =================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  33

================================================================================

STATEMENTS OF OPERATIONS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited)

                                                         USAA TARGET RETIREMENT
-------------------------------------------------------------------------------
                                                                    INCOME FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
  Income distributions from affiliated underlying funds                 $ 4,048
  Interest                                                                    3
                                                                        -------
      Total income                                                        4,051
                                                                        -------
EXPENSES
  Custody and accounting fees                                                15
  Postage                                                                     5
  Shareholder reporting fees                                                  4
  Trustees' fees                                                              5
  Registration fees                                                          24
  Professional fees                                                          35
  Other                                                                       4
                                                                        -------
      Total expenses                                                         92
                                                                        -------
NET INVESTMENT INCOME                                                     3,959
                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on sales of affiliated underlying funds                 343
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                          (5,105)
                                                                        -------
      Net realized and unrealized gain (loss)                            (4,762)
                                                                        -------
  Increase (decrease) in net assets resulting from operations           $  (803)
                                                                        =======

See accompanying notes to financial statements.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

              USAA TARGET RETIREMENT
-------------------------------------------------
2020 FUND    2030 FUND     2040 FUND    2050 FUND
-------------------------------------------------
   $6,215      $ 7,494       $ 5,230      $ 1,797
        7           12            12            7
   ----------------------------------------------
    6,222        7,506         5,242        1,804
   ----------------------------------------------

       15           17            17           15
        9           18            25           14
        7           14            17           10
        5            6             5            5
       20           29            25           19
       38           42            42           33
        6            6             6            5
   ----------------------------------------------
      100          132           137          101
   ----------------------------------------------
    6,122        7,374         5,105        1,703
   ----------------------------------------------

      543          317           803          649

      643       18,049        31,897       16,313
   ----------------------------------------------
    1,186       18,366        32,700       16,962
   ----------------------------------------------
   $7,308      $25,740       $37,805      $18,665
   ==============================================

================================================================================

                                                      FINANCIAL STATEMENTS |  35

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended June 30, 2013 (unaudited), and year ended December
31, 2012

                                                                       USAA TARGET RETIREMENT
                                                                       ----------------------
                                                                              INCOME FUND
                                                                       ----------------------
                                                                       6/30/2013   12/31/2012
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                                 $  3,959    $  8,918
  Net realized gain (loss) on sales of affiliated underlying funds           343      (1,389)
  Net realized gain on capital gain distributions from
    affiliated underlying funds                                                -       1,982
  Change in net unrealized appreciation/depreciation of
    affiliated underlying funds                                           (5,105)     17,174
                                                                        --------------------
    Increase (decrease) in net assets resulting from operations             (803)     26,685
                                                                        --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                   (3,554)     (8,863)
  Net realized gains                                                           -        (867)
                                                                        --------------------
  Distributions to shareholders                                           (3,554)     (9,730)
                                                                        --------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                               58,400     125,407
  Reinvested dividends                                                     3,508       9,626
  Cost of shares redeemed                                                (46,824)    (74,316)
                                                                        --------------------
    Increase in net assets from capital share transactions                15,084      60,717
                                                                        --------------------
  Capital contribution from USAA Transfer Agency Company                       -           -
                                                                        --------------------
  Net increase in net assets                                              10,727      77,672
NET ASSETS
  Beginning of period                                                    335,019     257,347
                                                                        --------------------
  End of period                                                         $345,746    $335,019
                                                                        ====================
Accumulated undistributed net investment income:
  End of period                                                         $    485    $     80
                                                                        ====================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                              5,009      11,120
  Shares issued for dividends reinvested                                     306         848
  Shares redeemed                                                         (4,021)     (6,596)
                                                                        --------------------
    Increase in shares outstanding                                         1,294       5,372
                                                                        ====================

See accompanying notes to financial statements.

================================================================================

36  | USAA TARGET RETIREMENT FUNDS

================================================================================

--------------------------------------------------------------------------------------------------------
      2020 FUND                   2030 FUND                   2040 FUND                2050 FUND
--------------------------------------------------------------------------------------------------------
6/30/2013    12/31/2012    6/30/2013    12/31/2012     6/30/2013   12/31/2012   6/30/2013     12/31/2012
--------------------------------------------------------------------------------------------------------
 $  6,122     $  15,223      $ 7,374     $  20,680      $  5,105    $  16,388    $  1,703       $  5,200
      543        (1,968)         317          (978)          803       (2,006)        649         (1,078)

        -         4,539            -         9,595             -       11,452           -          5,578

      643        36,516       18,049        68,659        31,897       76,940      16,313         38,157
 -------------------------------------------------------------------------------------------------------
    7,308        54,310       25,740        97,956        37,805      102,774      18,665         47,857
 -------------------------------------------------------------------------------------------------------

        -       (15,000)           -       (20,630)            -      (16,300)          -         (5,220)
        -        (1,787)           -        (3,468)            -       (3,175)          -         (1,757)
 -------------------------------------------------------------------------------------------------------
        -       (16,787)           -       (24,098)            -      (19,475)          -         (6,977)
 ------------------------------------------------------------------------------------------------------

   80,633       147,040      132,218       220,467       130,545      223,327      80,024        120,436
        -        16,759            -        24,091             -       19,474           -          6,975
  (62,441)     (106,164)     (89,331)     (139,528)      (83,701)    (135,976)    (42,896)       (64,803)
 -------------------------------------------------------------------------------------------------------
   18,192        57,635       42,887       105,030        46,844      106,825      37,128         62,608
 -------------------------------------------------------------------------------------------------------
        -             3            -             6             -            2           -              -
 -------------------------------------------------------------------------------------------------------
   25,500        95,161       68,627       178,894        84,649      190,126      55,793        103,488

  558,821       463,660      884,192       705,298       872,183      682,057     400,958        297,470
 $584,321     $ 558,821     $952,819     $ 884,192      $956,832    $ 872,183    $456,751       $400,958
 =======================================================================================================

 $  6,376     $     254     $  7,449     $      75      $  5,215    $     110    $  1,722       $     19

    6,556        12,488       10,626        18,827        10,782       19,949       6,796         11,141
        -         1,399            -         2,008             -        1,688           -            624
   (5,075)       (8,990)      (7,164)      (11,896)       (6,908)     (12,134)     (3,633)        (5,991)
 -------------------------------------------------------------------------------------------------------
    1,481         4,897        3,462         8,939         3,874        9,503       3,163          5,774
 =======================================================================================================

================================================================================

                                                      FINANCIAL STATEMENTS |  37

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 50 separate funds. The information presented in this semiannual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

    The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

    The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

    The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

    2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains

================================================================================

40  | USAA TARGET RETIREMENT FUNDS

================================================================================

    or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA Funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to directly reduce the Funds' expenses. Effective January 1, 2013, the Fund's custodian suspended the bank credit arrangement. For the six-month period ended June 30, 2013, custodian and other bank credits reduced the Funds' expenses by less than $500.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. Prior to September 30, 2012, the Funds were assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2013, the facility fees paid (in thousands) to CAPCO by the Funds and the related percent of those fees to the total fees paid to CAPCO by all USAA funds are as follows:

                              TARGET     TARGET    TARGET    TARGET    TARGET
                              INCOME      2020      2030      2040      2050
--------------------------------------------------------------------------------
Fees paid                       $1         $2        $3        $3        $1
% of total fees                0.6%       1.0%      1.6%      1.6%      0.8%

The Funds had no borrowings under this agreement during the period ended June 30, 2013.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2013, in accordance with applicable tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Under the Regulated Investment Company Modernization Act of 2010 (the Act) a fund is permitted to carry forward net capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

================================================================================

42  | USAA TARGET RETIREMENT FUNDS

================================================================================

At December 31, 2012, the Funds had no capital loss carryforwards, for federal income tax purpose.

For the six-month period ended June 30, 2013, the Funds did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis the Manager will monitor its tax positions to determine if adustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceeding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2013, were as follows (in thousands):

                                   TARGET     TARGET     TARGET     TARGET     TARGET
                                   INCOME      2020       2030       2040       2050
-------------------------------------------------------------------------------------
Cost of purchases                 $38,953    $41,288    $65,412    $65,851    $48,388
Proceeds from sales/maturities     19,929     12,944     10,915     12,736      9,500

As of June 30, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

As of June 30, 2013, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation) were as follows (in thousands):

                                  TARGET     TARGET     TARGET     TARGET     TARGET
                                  INCOME      2020       2030       2040       2050
------------------------------------------------------------------------------------
Unrealized appreciation          $33,373    $81,355    $158,402   $177,640   $82,560
Unrealized depreciation            6,946      9,704      17,542     19,784     9,478
------------------------------------------------------------------------------------
Net                              $26,427    $71,651    $140,860   $157,856   $73,082
------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

    Agreement. The Manager does not receive any management fees from the Funds for these services.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

    In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Board has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations and, for the six-month period ended June 30, 2013, were as follows (in thousands):

                                   TARGET     TARGET     TARGET     TARGET     TARGET
                                   INCOME      2020       2030       2040       2050
-------------------------------------------------------------------------------------
Compliance and legal services        $5         $8        $14        $14         $6

C. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

D. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA Funds' net assets. At June 30, 2013,

================================================================================

44  | USAA TARGET RETIREMENT FUNDS

================================================================================

    the Funds owned the following percentages of the total outstanding shares of each of the underlying USAA Funds:

                                   TARGET     TARGET     TARGET     TARGET     TARGET
AFFILIATED USAA FUND               INCOME      2020       2030       2040       2050
-------------------------------------------------------------------------------------
Aggressive Growth                   0.6%        2.0%       4.8%       6.0%       2.9%
Emerging Markets                    1.3         2.4        5.7        7.3        4.5
Growth                              0.6         1.6        3.9        4.9        2.4
High-Income                           -         1.8        2.8        2.6        0.6
Income                              1.7         2.1        2.2        0.9        0.2
Income Stock                        0.6         1.3        2.9        3.7        2.1
Intermediate-Term Bond              2.3         3.3        3.8        2.2        0.6
International                       1.0         2.4        5.7        7.4        4.1
Precious Metals and Minerals        0.8         0.9        1.5        1.5        0.7
Real Return                         3.6         5.1        6.5        6.3        2.9
S&P 500 Index                       0.3         0.7        1.5        1.9        1.0
Short-Term Bond                     2.3         2.5        2.1        0.9        0.2
Small Cap Stock                     0.9         2.1        5.0        6.3        3.2
Value                               1.3         3.1        7.4        9.4        4.7

B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA Funds as of June 30, 2013 (in thousands):

TARGET INCOME:

                          PURCHASE      SALES       DIVIDEND       REALIZED             MARKET VALUE
AFFILIATED USAA FUND       COST(a)     PROCEEDS      INCOME     GAIN (LOSS)(b)    12/31/2012    6/30/2013
---------------------------------------------------------------------------------------------------------
Aggressive Growth          $     -     $ 2,519       $    -         $ 191          $ 8,911       $ 7,454
Emerging Markets             3,959           -            -             -            9,899        12,990
Growth                           -       1,500            -           329            8,899         8,554
High-Income                      -           -            -             -                -
Income                       5,551      13,336        1,436          (133)          88,895        78,543
Income Stock                 3,101           -          101             -            8,863        13,192
Intermediate-Term Bond       3,672       2,500        1,505           (47)          67,504        66,890
International                  227          31            -             1           27,035        27,649
Precious Metals
  and Minerals               3,202           -            -             -           10,156         7,500
Real Return                  6,282           -          123             -            6,685        12,481
S&P 500 Index                   93           -           94             -            8,895        10,114
Short-Term Bond             12,866           -          789             -           67,459        79,365
Small Cap Stock                  -          43            -             2            8,837        10,084
Value                            -           -            -             -            8,919        10,404

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

TARGET 2020:

                          PURCHASE      SALES       DIVIDEND       REALIZED             MARKET VALUE
AFFILIATED USAA FUND       COST(a)     PROCEEDS      INCOME     GAIN (LOSS)(b)    12/31/2012    6/30/2013
---------------------------------------------------------------------------------------------------------
Aggressive Growth          $     -      $1,250       $    -          $ 88          $ 21,598      $22,936
Emerging Markets             2,371          42            -            (7)           24,027       24,291
Growth                           -       2,196            -           479            21,551       22,128
High-Income                  1,004           -        1,004             -            33,443       34,546
Income                       2,578       9,070        1,694           (30)          107,178       97,637
Income Stock                 4,230           -          230             -            21,538       28,760
Intermediate-Term Bond      17,520           -        1,955             -            82,023       96,896
International                  450         244            -             4            65,181       66,374
Precious Metals
   and Minerals                  -           -            -             -            16,876        8,751
Real Return                  7,638           -          188             -            11,153       18,060
S&P 500 Index                  227           -          226             -            21,559       24,513
Short-Term Bond              5,270           -          918             -            81,856       86,086
Small Cap Stock                  -         118            -             8            21,039       23,990
Value                            -          24            -             1            21,673       25,257

TARGET 2030:

                          PURCHASE      SALES       DIVIDEND       REALIZED             MARKET VALUE
AFFILIATED USAA FUND       COST(a)     PROCEEDS      INCOME     GAIN (LOSS)(b)    12/31/2012    6/30/2013
---------------------------------------------------------------------------------------------------------
Aggressive Growth          $     -      $1,000       $    -          $ 48          $ 50,800     $ 55,845
Emerging Markets             6,447           -            -             -            56,614       58,161
Growth                           -       1,500            -           299            50,742       55,812
High-Income                  1,581           -        1,581             -            52,669       54,405
Income                       4,073           -        1,657             -           100,716      101,686
Income Stock                 7,028           -          529             -            50,618       64,705
Intermediate-Term Bond      34,915           -        2,060             -            78,948      110,706
International                1,962           -            -             -           153,902      158,243
Precious Metals
   and Minerals                353           -            -             -            26,708       14,037
Real Return                  6,120           -          258             -            17,565       22,666
S&P 500 Index                  533           -          533             -            50,713       57,662
Short-Term Bond              2,400       8,415          876           (30)           78,875       71,960
Small Cap Stock                  -           -            -             -            50,305       57,668
Value                            -           -            -             -            50,935       59,418

================================================================================

46  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2040:

                          PURCHASE      SALES       DIVIDEND       REALIZED             MARKET VALUE
AFFILIATED USAA FUND       COST(a)     PROCEEDS      INCOME     GAIN (LOSS)(b)    12/31/2012    6/30/2013
---------------------------------------------------------------------------------------------------------
Aggressive Growth          $     -      $3,000       $    -          $117          $ 64,731     $ 69,461
Emerging Markets             8,647           -            -             -            72,152       74,399
Growth                           -       3,736            -           689            64,661       69,235
High-Income                  2,147       2,500        1,559            17            51,829       51,672
Income                       3,508           -          654             -            39,076       41,301
Income Stock                 6,903           -          664             -            64,473       80,369
Intermediate-Term Bond      31,149           -        1,045             -            33,629       62,908
International                5,246           -            -             -           196,922      205,145
Precious Metals
   and Minerals                552           -            -             -            26,330       13,970
Real Return                  5,985           -          253             -            17,275       22,285
S&P 500 Index                  679           -          679             -            64,621       73,477
Short-Term Bond              1,035       3,500          376           (20)           33,571       30,716
Small Cap Stock                  -           -            -             -            63,936       73,293
Value                            -           -            -             -            64,794       75,586

TARGET 2050:

                          PURCHASE      SALES       DIVIDEND       REALIZED             MARKET VALUE
AFFILIATED USAA FUND       COST(a)     PROCEEDS      INCOME     GAIN (LOSS)(b)    12/31/2012    6/30/2013
---------------------------------------------------------------------------------------------------------
Aggressive Growth          $    36      $2,500        $  -           $126           $32,422      $33,814
Emerging Markets            13,276           -           -              -            36,314       45,752
Growth                          99       2,500           -            512            32,359       34,159
High-Income                    573       1,500         356             16            11,874       11,002
Income                         530           -         181              -            10,926       11,116
Income Stock                 8,996           -         367              -            32,351       45,977
Intermediate-Term
   Bond                      8,763           -         317              -            10,681       18,869
International               11,593           -           -              -            99,961      112,883
Precious Metals
   and Minerals                765           -           -              -            12,007        6,756
Real Return                  2,686           -         117              -             7,920       10,145
S&P 500 Index                  428           -         341              -            32,400       36,936
Short-Term Bond                451       3,000         118             (5)           10,655        8,001
Small Cap Stock                150           -           -              -            32,141       36,998
Value                           42           -           -              -            32,456       37,910

(a) Includes reinvestment of distributions from dividend income and realized gains.

(b) Includes capital gain distributions received, if any.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                    PERIOD ENDED
                               JUNE 30,                YEAR ENDED DECEMBER 31,               DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2013          2012         2011          2010        2009       2008*
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  11.50      $  10.83     $  10.98      $  10.17     $  8.44     $ 10.00
                             -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .13           .32          .35           .35         .34         .23(a)
  Net realized and
    unrealized gain (loss)       (.15)          .70         (.14)          .82        1.74       (1.63)(a)
                             -------------------------------------------------------------------------
Total from investment
  operations                     (.02)         1.02          .21          1.17        2.08       (1.40)(a)
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.12)         (.32)        (.35)         (.35)       (.34)       (.16)
  Realized capital gains            -          (.03)        (.01)         (.01)       (.01)          -
                             -------------------------------------------------------------------------
Total distributions              (.12)         (.35)        (.36)         (.36)       (.35)       (.16)
                             -------------------------------------------------------------------------
Net asset value at end
  of period                  $  11.36      $  11.50     $  10.83      $  10.98     $ 10.17     $  8.44
                             =========================================================================
Total return (%)**               (.20)         9.49         1.97         11.65       25.04      (14.01)
Net assets at end
  of period (000)            $345,746      $335,019     $257,347      $189,383     $90,849     $22,737
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                 .05(d)        .06(e)       .04(e)          -           -           -
  Expenses, excluding
    reimbursements (%)(c)         .05(d)        .06          .07           .12         .32        1.06(d)
  Net investment
    income (%)                   2.28(d)       2.93         3.28          3.61        4.44        6.31(d)
Portfolio turnover (%)              6             9           11            22          25          20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2013, average net assets were
    $350,744,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

48  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                    PERIOD ENDED
                               JUNE 30,                  YEAR ENDED DECEMBER 31,             DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2013          2012         2011          2010        2009       2008*
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  12.00      $  11.12     $  11.43      $  10.38     $  8.35     $ 10.00
                             -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .13           .34          .34           .31         .27         .26(a)
  Net realized and
    unrealized gain (loss)        .03           .91         (.28)         1.06        2.08       (1.76)(a)
                             -------------------------------------------------------------------------
Total from investment
  operations                      .16          1.25          .06          1.37        2.35       (1.50)(a)
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income             -          (.33)        (.34)         (.31)       (.27)       (.15)
  Realized capital gains            -          (.04)        (.03)         (.01)       (.05)          -
                             -------------------------------------------------------------------------
Total distributions                 -          (.37)        (.37)         (.32)       (.32)       (.15)
                             -------------------------------------------------------------------------
Net asset value at end
  of period                  $  12.16      $  12.00     $  11.12      $  11.43    $  10.38     $  8.35
                             =========================================================================
Total return (%)**               1.33         11.26          .52         13.28       28.12      (14.95)
Net assets at end
  of period (000)            $584,321      $558,821     $463,660      $362,934    $179,660     $39,717
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                 .03(d)        .04(e)       .03(e)          -           -           -
  Expenses, excluding
    reimbursements (%)(c)         .03(d)        .04          .05           .08         .18         .73(d)
  Net investment
    income (%)                   2.12(d)       2.90         3.16          3.56        4.40        7.35(d)
Portfolio turnover (%)              2            12           17            17          34          31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2013, average net assets were
    $583,299,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                    PERIOD ENDED
                               JUNE 30,                   YEAR ENDED DECEMBER 31,            DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2013          2012         2011          2010        2009       2008*
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  12.03      $  10.93     $  11.37      $  10.10    $   7.85     $ 10.00
                             -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .10           .29          .28           .26         .23         .25(a)
  Net realized and
    unrealized gain (loss)        .25          1.15         (.41)         1.29        2.26       (2.26)(a)
                             -------------------------------------------------------------------------
Total from investment
  operations                      .35          1.44         (.13)         1.55        2.49       (2.01)(a)
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income             -          (.29)        (.28)         (.26)       (.23)       (.14)
  Realized capital gains            -          (.05)        (.03)         (.02)       (.01)          -
                             -------------------------------------------------------------------------
Total distributions                 -          (.34)        (.31)         (.28)       (.24)       (.14)
                             -------------------------------------------------------------------------
Net asset value at end
  of period                  $  12.38      $  12.03     $  10.93      $  11.37    $  10.10     $  7.85
                             =========================================================================
Total return (%)**               2.91         13.16        (1.16)        15.34       31.68      (20.06)
Net assets at end
  of period (000)            $952,819      $884,192     $705,298      $528,152    $256,236     $50,492
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                 .03(d)        .04(e)       .03(e)          -           -           -
  Expenses, excluding
    reimbursements (%)(c)         .03(d)        .04          .04           .07         .14         .61(d)
  Net investment
    income (%)                   1.57(d)       2.55         2.68          3.03        3.96        7.27(d)
Portfolio turnover (%)              1            20           16            21          23          18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2013, average net assets were
    $944,711,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

50  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                    PERIOD ENDED
                               JUNE 30,                  YEAR ENDED DECEMBER 31,             DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2013          2012         2011          2010         2009      2008*
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  11.59      $  10.38     $  11.01      $   9.60     $   7.37    $ 10.00
                             -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .06           .22          .19           .18          .16        .21(a)
  Net realized and
    unrealized gain (loss)        .44          1.25         (.60)         1.41         2.25      (2.72)(a)
                             -------------------------------------------------------------------------
Total from investment
  operations                      .50          1.47         (.41)         1.59         2.41      (2.51)(a)
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income             -          (.22)        (.19)         (.18)        (.16)      (.12)
  Realized capital gains            -          (.04)        (.03)            -         (.02)         -
                             -------------------------------------------------------------------------
Total distributions                 -          (.26)        (.22)         (.18)        (.18)      (.12)
                             -------------------------------------------------------------------------
Net asset value at end
  of period                  $  12.09      $  11.59     $  10.38      $  11.01     $   9.60    $  7.37
                             =========================================================================
Total return (%)**               4.31         14.22        (3.75)        16.60        32.71     (25.05)
Net assets at end
  of period (000)            $956,832      $872,183     $682,057      $501,653     $234,213    $43,742
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                 .03(d)        .04(e)       .03(e)          -            -          -
  Expenses, excluding
    reimbursements (%)(c)         .03(d)        .04          .05           .07          .15        .70(d)
  Net investment
    income (%)                   1.09(d)       2.06         1.92          2.23         2.98       6.61(d)
Portfolio turnover (%)              1            18           14            21           16          4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2013, average net assets were
    $940,877,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(8) FINANCIAL HIGHLIGHTS - TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED                                                    PERIOD ENDED
                               JUNE 30,                  YEAR ENDED DECEMBER 31,             DECEMBER 31,
                             ----------------------------------------------------------------------------
                                 2013          2012         2011          2010        2009       2008*
                             ----------------------------------------------------------------------------
Net asset value at
  beginning of period        $  11.25      $   9.96     $  10.65      $   9.21     $  7.07     $ 10.00
                             -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .04           .15          .10           .10         .09         .17(a)
  Net realized and
    unrealized gain (loss)        .48          1.34         (.66)         1.44        2.16       (2.99)(a)
                             -------------------------------------------------------------------------
Total from investment
  operations                      .52          1.49         (.56)         1.54        2.25       (2.82)(a)
                             -------------------------------------------------------------------------
Less distributions from:
  Net investment income             -          (.15)        (.10)         (.10)       (.09)       (.11)
  Realized capital gains            -          (.05)        (.03)            -        (.02)          -
                             -------------------------------------------------------------------------
Total distributions                 -          (.20)        (.13)         (.10)       (.11)       (.11)
                             -------------------------------------------------------------------------
Net asset value at end
  of period                  $  11.77      $  11.25     $   9.96      $  10.65     $  9.21     $  7.07
                             =========================================================================
Total return (%)**               4.62         14.97        (5.27)        16.70       31.84      (28.20)
Net assets at end
  of period (000)            $456,751      $400,958     $297,470      $203,734     $88,453     $16,089
Ratios to average
  net assets:***(b)
  Expenses (%)(c)                 .05(d)        .05(e)       .04(e)          -           -           -
  Expenses, excluding
    reimbursements (%)(c)         .05(d)        .06          .08           .13         .33        1.55(d)
  Net investment
    income (%)                    .77(d)       1.45         1.10          1.29        1.66        5.40(d)
Portfolio turnover (%)              2            17           14            22          23           2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2013, average net assets were
    $443,469,000.
(a) Calculated using average shares.
(b) Calculated excluding the Fund's pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to May 1, 2012, the Manager had voluntarily agreed to limit the annual expenses of the Fund to 0.05% of the Fund's average net assets.

================================================================================

52  | USAA TARGET RETIREMENT FUNDS

================================================================================

EXPENSE EXAMPLE

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2013, through June 30, 2013.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

================================================================================

                                                           EXPENSE EXAMPLE |  53

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2013, the Funds had acquired fund fees and expenses ratios of 0.62% for Target Income, 0.68% for Target 2020, 0.75% for Target 2030, 0.80% for Target 2040, and 0.82% for Target 2050.

================================================================================

54  | USAA TARGET RETIREMENT FUNDS

================================================================================

                                                                                    ACTUAL EXPENSES
                                         BEGINNING              ENDING            PAID DURING PERIOD**
                                       ACCOUNT VALUE         ACCOUNT VALUE         JANUARY 1, 2013 -
                                      JANUARY 1, 2013        JUNE 30, 2013           JUNE 30, 2013
                                      ----------------------------------------------------------------
TARGET INCOME
Actual                                   $1,000.00             $  998.00                 $0.25
Hypothetical*                             1,000.00              1,024.55                  0.25

TARGET 2020
Actual                                    1,000.00              1,013.30                  0.15
Hypothetical*                             1,000.00              1,024.65                  0.15

TARGET 2030
Actual                                    1,000.00              1,029.10                  0.15
Hypothetical*                             1,000.00              1,024.65                  0.15

TARGET 2040
Actual                                    1,000.00              1,043.10                  0.15
Hypothetical*                             1,000.00              1,024.65                  0.15

TARGET 2050
Actual                                    1,000.00              1,046.20                  0.25
Hypothetical*                             1,000.00              1,024.55                  0.25

 *  5% return per year before expenses

** Actual expenses equal each Fund's annualized expense ratio of 0.05% for Target Income, 0.03% for Target 2020, 0.03% for Target 2030, 0.03% for Target 2040, and 0.05% for Target 2050, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of January 1, 2013, through June 30, 2013. These total returns equaled (0.20)%, 1.33%, 2.91%, 4.31%, and 4.62% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 Funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  55

================================================================================

ADVISORY AGREEMENT

June 30, 2013 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 30, 2013, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved for an annual period the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered,

================================================================================

56  | USAA TARGET RETIREMENT FUNDS

================================================================================

particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee may have attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its knowledge of the Manager's management and the quality of the performance of the Manager's duties through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, stockholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment

================================================================================

                                                        ADVISORY AGREEMENT |  57

================================================================================

personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the Funds' other service providers also was considered. The Board also considered the Manager's risk management processes. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Funds, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager, including the Manager's oversight of the Funds' day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Trust, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, retail investment companies with front-end loads and no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all front-end load and no-load retail open-end investment companies in same investment classifications/objectives as the Funds regardless of asset size, excluding outliers (the "expense universe"). The Board noted that the Manager does not receive a management fee from the Funds. The data indicated that the total expense ratio for each Fund, which included underlying fund expenses, for each Fund was below the median of its respective expense group and its respective expense universe. The Board took into account the various services provided to the Funds by the

================================================================================

58  | USAA TARGET RETIREMENT FUNDS

================================================================================

Manager and its affiliates. The Board also took into account the high quality of services provided by the Manager.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total return with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). Each Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the performance of the Target Retirement Income Fund was above the average of its performance universe and its Lipper index for the one- and three-year periods ended December 31, 2012; the performance of the Target Retirement 2020 Fund was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2012 and was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2012; the performance of the Target Retirement 2030 Fund was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2012 and was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2012; the performance of the Target Retirement 2040 Fund was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2012 and was above the average of its performance universe and its Lipper index for the three-year period ended December 31, 2012; and the performance of the Target Retirement 2050 Fund was lower than the average of its performance universe and its Lipper index for the one-year period ended December 31, 2012 and was above the average of its performance universe and lower than its Lipper index for the three-year period ended December 31, 2012.

================================================================================

                                                        ADVISORY AGREEMENT |  59

================================================================================

The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the top 35% of its performance universe for the one-year period ended December 31, 2012 and was in the top 25% of its performance universe for the three-year period ended December 31, 2012; the Target Retirement 2020 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2012 and was in the top 45% of its performance universe for the three-year period ended December 31, 2012; the Target Retirement 2030 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2012 and was in the top 30% of its performance universe for the three-year period ended December 31, 2012; the Target Retirement 2040 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2012 and was in the top 35% of its performance universe for the three-year period ended December 31, 2012; and the Target Retirement 2050 Fund's percentile performance ranking was in the bottom 50% of its performance universe for the one-year period ended December 31, 2012 and was in the top 50% of its performance universe for the three-year period ended December 31, 2012. The Board took into account management's discussion of the Target Retirement Funds' performance over the one- year period ended December 31, 2012.

COMPENSATION AND PROFITABILITY -- The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This information included a review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. The Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive no compensation. The Board also took into account the Manager's receipt of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds.

================================================================================

60  | USAA TARGET RETIREMENT FUNDS

================================================================================

The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board took into account Management's discussion of the Fund's current advisory fee structure. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Advisory Agreement with the Manager with respect to each Fund, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) each Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with each Fund, if any, is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

TRUSTEES                             Daniel S. McNamara
                                     Robert L. Mason, Ph.D.
                                     Barbara B. Ostdiek, Ph.D.
                                     Michael F. Reimherr
                                     Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                    USAA Asset Management Company
INVESTMENT ADVISER                   P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                      USAA Investment Management Company
DISTRIBUTOR                          P.O. Box 659453
                                     San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                       USAA Shareholder Account Services
                                     9800 Fredericksburg Road
                                     San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                        State Street Bank and Trust Company
ACCOUNTING AGENT                     P.O. Box 1713
                                     Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                          Ernst & Young LLP
REGISTERED PUBLIC                    100 West Houston St., Suite 1800
ACCOUNTING FIRM                      San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                          Under "My Accounts" on
SELF-SERVICE 24/7                    usaa.com select "Investments,"
AT USAA.COM                          then "Mutual Funds"

OR CALL                              Under "Investments" view
(800) 531-USAA                       account balances, or click
        (8722)                       "I want to...," and select
                                     the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

================================================================================

       USAA                                                 --------------
       9800 Fredericksburg Road                                PRSRT STD
       San Antonio, TX 78288                                 U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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    88219-0813                               (C)2013, USAA. All rights reserved.





ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.























SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2013

By:*     /S/ JAMES G. WHETZEL
         -----------------------------------------------------------
         Signature and Title:  JAMES G. WHETZEL, Secretary

Date:     08/22/13
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     08/26/13
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     08/23/13
         ------------------------------

*Print the name and title of each signing officer under his or her signature.